Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Total outstanding, beginning of period	2,523,571	2,418,571	2,418,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 1.61		$ 2.68
Granted	875,000	1,325,000	1,325,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.33	$ 1.30
Number of share options exercised in share-based payment arrangement	0	(340,000)	(340,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.00		$ 0.43
Number of share options expired in share-based payment arrangement	(1,070,000)	(880,000)	(880,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 1.70	$ 4.52
Total outstanding, end of period	2,328,571	2,523,571	2,523,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.11	$ 1.61